Nuveen Corporate Income 2023 Target Term
Fund
Portfolio of Investments September 30, 2022
(Unaudited)
JHAA
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 127.2%   (95.9% of Total Investments)
X 75,085,232 CORPORATE BONDS - 103.0% (77.6% of Total Investments)
X 75,085,232
Airlines - 3.0%
$ 1,250 Delta Air Lines Inc 3.800% 4/19/23 Baa3 $ 1,237,575
1,000 United Airlines Holdings Inc 5.000% 2/01/24 Ba3 955,127
2,250 Total Airlines 2,192,702
Automobiles - 6.1%
2,000 Ford Motor Credit Co LLC 3.370% 11/17/23 BB+ 1,934,860
2,550 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 2,499,765
4,550 Total Automobiles 4,434,625
Chemicals - 6.7%
1,750 Avient Corp 5.250% 3/15/23 BB- 1,741,836
3,025 NOVA Chemicals Corp, 144A 4.875% 6/01/24 BB 2,842,351
300 Sasol Financing International Ltd 4.500% 11/14/22 BB 298,023
5,075 Total Chemicals 4,882,210
Commercial Services & Supplies - 5.6%
1,475 ADT Security Corp 4.125% 6/15/23 BB- 1,461,356
2,750 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 BB- 2,653,750
4,225 Total Commercial Services & Supplies 4,115,106
Consumer Finance - 4.9%
780 Navient Corp 7.250% 9/25/23 Ba3 776,974
500 Navient Corp 6.125% 3/25/24 Ba3 486,875
500 Navient Corp 5.500% 1/25/23 Ba3 497,224
500 OneMain Finance Corp 6.125% 3/15/24 BB 481,595
1,300 OneMain Finance Corp 8.250% 10/01/23 BB 1,314,520
3,580 Total Consumer Finance 3,557,188
Containers & Packaging - 3.3%
2,000 Ball Corp 4.000% 11/15/23 BB+ 1,960,400
500 Graphic Packaging International LLC, 144A 0.821% 4/15/24 BBB- 464,345
2,500 Total Containers & Packaging 2,424,745
Diversified Financial Services - 0.9%
350 Park Aerospace Holdings Ltd, 144A 5.500% 2/15/24 BBB- 342,615
300 Park Aerospace Holdings Ltd, 144A 4.500% 3/15/23 BBB- 298,227
650 Total Diversified Financial Services 640,842
Diversified Telecommunication Services - 2.1%
1,500 Lumen Technologies Inc 6.750% 12/01/23 BB 1,529,311
Equity Real Estate Investment Trusts - 5.4%
1,000 American Tower Corp 5.000% 2/15/24 BBB+ 999,442
1,000 Crown Castle Inc 3.150% 7/15/23 BBB+ 986,480
750 GLP Capital LP / GLP Financing II Inc 5.375% 11/01/23 BBB- 737,063
1,250 Starwood Property Trust Inc, 144A 5.500% 11/01/23 BB+ 1,228,125
4,000 Total Equity Real Estate Investment Trusts 3,951,110

Nuveen Corporate Income 2023 Target Term Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JHAA
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Food & Staples Retailing - 3.0%
$ 2,250 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
3.500% 2/15/23 BB $ 2,224,687
Gas Utilities - 2.5%
1,900 AmeriGas Partners LP / AmeriGas Finance Corp 5.625% 5/20/24 BB 1,814,604
Hotels, Restaurants & Leisure - 5.8%
2,500 MGM Resorts International 6.000% 3/15/23 B+ 2,500,750
1,750 Yum! Brands Inc 3.875% 11/01/23 BB 1,715,000
4,250 Total Hotels, Restaurants & Leisure 4,215,750
Household Durables - 7.2%
1,250 KB Home 7.625% 5/15/23 BB 1,248,563
2,000 Newell Brands Inc 4.100% 4/01/23 BBB- 1,998,982
2,035 Taylor Morrison Communities Inc / Taylor Morrison
Holdings II Inc, 144A
5.625% 3/01/24 BB 1,992,401
5,285 Total Household Durables 5,239,946
Independent Power And Renewable Electricity Producers - 2.7%
2,000 Vistra Operations Co LLC, 144A 4.875% 5/13/24 BBB- 1,948,260
Media - 7.3%
340 AMC Networks Inc 5.000% 4/01/24 BB 324,405
2,125 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.000% 3/01/23 BB+ 2,112,749
2,350 CSC Holdings LLC 5.250% 6/01/24 B 2,173,750
750 DISH DBS Corp 5.000% 3/15/23 B 735,233
5,565 Total Media 5,346,137
Metals & Mining - 7.1%
1,100 Commercial Metals Co 4.875% 5/15/23 BB+ 1,094,995
1,250 First Quantum Minerals Ltd, 144A 6.500% 3/01/24 B+ 1,225,000
2,375 FMG Resources August 2006 Pty Ltd, 144A 5.125% 5/15/24 BB+ 2,325,125
500 Freeport-McMoRan Inc 3.875% 3/15/23 Baa3 496,980
5,225 Total Metals & Mining 5,142,100
Oil, Gas & Consumable Fuels - 15.9%
550 Buckeye Partners LP 4.150% 7/01/23 BB 540,375
1,000 Continental Resources Inc/OK 3.800% 6/01/24 BBB 970,669
225 Continental Resources Inc/OK 4.500% 4/15/23 BBB 223,873
794 Energean Israel Finance Ltd, Reg S, 144A , Reg S 4.500% 3/30/24 BB- 743,897
250 Energy Transfer LP 5.875% 1/15/24 BBB- 250,510
750 EQM Midstream Partners LP 4.750% 7/15/23 BB 738,294
1,500 Leviathan Bond Ltd, Reg S, 144A , Reg S 5.750% 6/30/23 BB 1,477,792
1,000 NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S ,
Reg S(3)
7.375% 7/19/24 N/R 230,000
2,250 Occidental Petroleum Corp 2.700% 2/15/23 BB+ 2,250,000
1,000 Petroleos Mexicanos 4.875% 1/18/24 BBB 968,260
500 Petroleos Mexicanos 4.625% 9/21/23 BBB 486,223
1,000 Range Resources Corp 5.000% 3/15/23 BB 996,590
1,750 Western Midstream Operating LP (3-Month LIBOR
reference rate + 0.011% spread) (4)
3.555% 1/13/23 BBB- 1,737,138
12,569 Total Oil, Gas & Consumable Fuels 11,613,621

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Pharmaceuticals - 2.7%
$ 2,000 Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24 Ba2 $ 1,941,080
Real Estate Management & Development - 1.1%
850 Realogy Group LLC / Realogy Co-Issuer Corp, 144A 4.875% 6/01/23 B+ 829,691
Textiles, Apparel & Luxury Goods - 3.7%
2,825 Hanesbrands Inc, 144A 4.625% 5/15/24 BB 2,693,637
Trading Companies & Distributors - 1.1%
400 AerCap Ireland Capital DAC / AerCap Global Aviation
Trust
4.500% 9/15/23 BBB 394,240
400 Aircastle Ltd 4.400% 9/25/23 BBB 392,632
800 Total Trading Companies & Distributors 786,872
Wireless Telecommunication Services - 4.9%
3,525 Sprint Corp 7.875% 9/15/23 Baa3 3,561,008
$ 77,374 Total Corporate Bonds (cost $78,065,863) 75,085,232
Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
X 14,188,643 VARIABLE RATE SENIOR LOAN INTERESTS - 19.4% (14.7% of Total Investments) (5)
X 14,188,643
Beverages - 0.7%
$ 620 Arctic Glacier U.S.A., Inc.,
Term Loan B
7.174% 3-Month LIBOR 3.500% 3/20/24 CCC+ $ 552,912
Chemicals - 3.0%
1,229 Axalta Coating Systems US
Holdings Inc., Term Loan B3
5.424% 3-Month LIBOR 1.750% 6/01/24 BBB- 1,212,458
979 Ineos US Finance LLC, Term
Loan B
5.115% 1-Month LIBOR 2.000% 3/31/24 BBB- 949,645
2,208 Total Chemicals 2,162,103
Entertainment - 0.9%
632 Univision Communications
Inc., Term Loan C5
5.865% 1-Month LIBOR 2.750% 3/15/24 B+ 627,562
Health Care Providers & Services - 2.7%
1,096 Change Healthcare Holdings
LLC, Term Loan B
7.750% 3-Month LIBOR 1.500% 3/01/24 B+ 1,094,742
962 Team Health Holdings, Inc.,
Term Loan, First Lien
5.865% 1-Month LIBOR 2.750% 2/06/24 B 883,683
2,058 Total Health Care Providers & Services 1,978,425
Health Care Technology - 4.0%
2,952 IQVIA Inc., Term Loan B1 4.865% 1-Month LIBOR 1.750% 3/07/24 BBB- 2,951,635
Hotels, Restaurants & Leisure - 0.9%
94 CDS U.S. Intermediate
Holdings, Inc., Term Loan,
First Lien
9.642% 3-Month LIBOR 6.000% 11/24/25 B+ 93,187
95 CDS U.S. Intermediate
Holdings, Inc., Term Loan,
Second Lien
7.000% 3-Month LIBOR 7.000% 11/24/27 CCC+ 92,568
483 Travel Leaders Group, LLC,
Term Loan B
7.115% 1-Month LIBOR 4.000% 1/25/24 CCC+ 445,242
672 Total Hotels, Restaurants & Leisure 630,997

Nuveen Corporate Income 2023 Target Term Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

JHAA
Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
Insurance - 1.5%
$ 1,119 USI, Inc., Term Loan 6.424% 3-Month LIBOR 2.750% 5/16/24 B1 $ 1,091,669
It Services - 0.1%
67 Tempo Acquisition LLC, Term
Loan
5.865% 1-Month LIBOR 2.750% 5/01/24 BB- 66,716
Media - 1.5%
748 Gray Television, Inc., Term
Loan B
5.613% 1-Month LIBOR 2.500% 2/07/24 BB+ 747,028
325 Nexstar Broadcasting, Inc.,
Term Loan B4
5.615% 1-Month LIBOR 2.500% 9/18/26 BBB- 321,436
1,073 Total Media 1,068,464
Professional Services - 4.0%
2,954 Nielsen Finance LLC, Term
Loan B4
4.705% 1-Month LIBOR 2.000% 10/04/23 BBB- 2,952,813
Semiconductors & Semiconductor Equipment - 0.1%
107 MACOM Technology
Solutions Holdings, Inc., Term
Loan
5.365% 1-Month LIBOR 2.250% 5/19/24 Ba1 105,347
$ 14,462 Total Variable Rate Senior Loan Interests (cost $14,378,964) 14,188,643
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 3,517,738 CONVERTIBLE BONDS - 4.8% (3.6% of Total Investments)
X 3,517,738
Computers & Peripherals - 0.9%
$ 700 Western Digital Corp 1.500% 2/01/24 Baa3 $ 662,896
Media - 1.5%
1,275 DISH Network Corp, 144A 2.375% 3/15/24 B2 1,137,300
Mortgage Real Estate Investment Trusts (Reits) - 0.7%
500 Starwood Property Trust Inc 4.375% 4/01/23 BB+ 484,687
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
1,250 Blackstone Mortgage Trust Inc 4.750% 3/15/23 BB- 1,232,855
$ 3,725 Total Convertible Bonds (cost $3,660,359) 3,517,738
Total Long-Term Investments (cost $96,105,186) 92,791,613
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.5% (4.1% of Total Investments)
X 3,980,640 REPURCHASE AGREEMENTS - 5.5% (4.1% of Total Investments)
X 3,980,640
$ 3,981 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$3,980,915, collateralized by $3,195,700, U.S. Treasury
Inflation Index Notes, 0.125%, due 1/15/23, value
$4,060,309
0.830% 10/03/22 $ 3,980,640
Total Short-Term Investments (cost $3,980,640) 3,980,640
Total Investments (cost $ 100,085,826 ) - 132 .7% 96,772,253
Borrowings - (33.6)% (7),(8) (24,500,000)
Other Assets Less Liabilities -  0.9% 655,732
Net Assets Applicable to Common Shares - 100% $ 72,927,985

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 75,085,232 $ – $ 75,085,232
Variable Rate Senior Loan Interests – 14,188,643 – 14,188,643
Convertible Bonds – 3,517,738 – 3,517,738
Short-Term Investments:
Repurchase Agreements – 3,980,640 – 3,980,640
Total
$ – $ 96,772,253 $ – $ 96,772,253
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7) Borrowings as a percentage of Total Investments is 25.3%.
(8) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.